                      SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549-1004

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]


Post-Effective Amendment No.   4       (File No. 333-113780)                [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


Amendment No.                  5       (File No. 811-21534)


RiverSource Variable Portfolio - Select Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN  55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b)
   [X] May 1, 2007 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Prospectus

                                                         RIVERSOURCE [LOGO](R)
                                                                INVESTMENTS


  RIVERSOURCE(R)
  VARIABLE PORTFOLIO - CORE EQUITY FUND

  PROSPECTUS MAY 1, 2007

> RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  THIS FUND IS CLOSED TO NEW INVESTORS.


  PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY OWNING RIVERSOURCE VARIABLE ANNUITY FUND A OR RIVERSOURCE VARIABLE ANNUITY FUND B AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE ACCOUNT THAT INVESTS IN THE FUND.



-----------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-----------------------------------------------------

TABLE OF CONTENTS
THE FUND ...............................................................    3P
Objective ..............................................................    3p
Principal Investment Strategies ........................................    3p
Principal Risks ........................................................    4p
Past Performance .......................................................    5p

Fees and Expenses ......................................................    6p
Other Investment Strategies and Risks ..................................    7p
Fund Management and Compensation .......................................    8p
BUYING AND SELLING SHARES ..............................................   12P
Valuing Fund Shares ....................................................   12p
Purchasing Shares ......................................................   12p
Transferring/Selling Shares ............................................   12p
DISTRIBUTIONS AND TAXES ................................................   13P
Reinvestment ...........................................................   13p
Taxes ..................................................................   13p
FINANCIAL HIGHLIGHTS ...................................................   14P



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2p  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS

THE FUND

The Fund may have a name, portfolio manager, objective, investment strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. The Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of the Fund may differ significantly from any publicly-traded retail mutual fund.

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

      o     Effective management.

      o     Financial strength.

      o     Competitive market or product position.

      o     Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  3p

o     Identifying stocks that are undervalued:


      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

      o because one or more of their valuation ratios are low relative to historical levels for the stock;

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or


      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o     A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.



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4P  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


o how the Fund's performance has varied for each full calendar year shown on the bar chart; and


o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the variable accounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - CORE EQUITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2005       2006
                               +6.57%     +15.79%


During the period shown in the bar chart, the highest return for a calendar quarter was +7.48% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -3.01% (quarter ended June 30, 2006).

The Fund's year-to-date return at March 31, 2007 was 0.38%.



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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  5p

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                        SINCE
                                                                            1 YEAR    INCEPTION
RiverSource VP -- Core Equity Fund                                          +15.79%   +12.78%(a)
Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)   +15.46%   +14.16%(b)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)           +15.79%   +13.40%(b)
Lipper Large-Cap Core Funds Index                                           +13.39%   +12.39%(b)

(a) Inception date is Sept. 10, 2004.


(b) Measurement period started Oct. 1, 2004.


The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


FEES AND EXPENSES

Because the Fund is the underlying investment vehicle for an annuity contract, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract, including those that may be associated with surrender or withdrawal. Any charges that apply to the variable account and your contract are described in the annuity contract prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract.

ANNUAL FUND OPERATING EXPENSES

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.40%
Distribution (12b-1) fees                                                0.00%
Other expenses(a)                                                        0.05%
Total                                                                    0.45%
Fee waiver/expense reimbursement(b)                                      0.05%
Net expenses                                                             0.40%

(a)   Other expenses include a custody fee and other nonadvisory expenses.
      Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds), which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses indefinitely. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.40%.



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6p  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS

EXAMPLE

This example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and assumes that the investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          $ 41     $ 129     $ 225     $  508

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE VARIABLE ACCOUNT OR THE CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.



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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  7p

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION


INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its


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8p  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS
affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.40% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.


o     Joined RiverSource Investments in 2002.


o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2004.


o     Joined RiverSource Investments in 2002.


o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  9p

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the Fund. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the Fund. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the Fund.

The SAI provides additional information about the services provided for the agreements set forth above.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.



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10p  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS

Portfolio Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  11p

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.


When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.


Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.


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12p  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable accounts.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (variable accounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  13p

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE VARIABLE ACCOUNT OR THE CONTRACT. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. ON SEPT. 10, 2004, THE FUND ACQUIRED THE ASSETS OF IDS LIFE VARIABLE ANNUITY FUND A (FUND
A) AND IDS LIFE VARIABLE ANNUITY FUND B (FUND B), WHICH WERE SEGREGATED ASSET ACCOUNTS. FOR ACCOUNTING AND FINANCIAL STATEMENT PURPOSES FUND B IS THE ACCOUNTING SURVIVOR. THE INFORMATION PROVIDED FOR THE PERIOD FROM SEPT. 10, 2004 TO DEC. 31, 2006 RELATES TO THE FUND. ALL OTHER PERIODS OF INFORMATION RELATE TO FUND B AND ARE DERIVED FROM ITS FINANCIAL STATEMENTS.

THE INFORMATION FOR THE PERIODS ENDED DEC. 31, 2004, 2005 AND 2006 HAVE BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR PERIODS ENDING PRIOR TO AND INCLUDING DEC. 31, 2003, WHICH RELATES TO FUND B, HAS BEEN AUDITED BY ANOTHER INDEPENDENT AUDITING FIRM.

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Dec. 31,                   2006              2005               2004(b)           2004(c)       2004(d)
Net asset value, beginning of period         $ 11.14           $ 10.64           $ 10.00           $ 10.14       $ 10.14
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .17               .16               .05               .01           .06
Net gains (losses) (both realized
 and unrealized)                                1.41               .53               .64              (.15)          .49
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                1.58               .69               .69              (.14)          .55
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.17)             (.16)             (.05)               --          (.05)
Distributions from realized gains              (1.58)             (.03)               --                --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                            (1.75)             (.19)             (.05)               --          (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 10.97           $ 11.14           $ 10.64           $ 10.00       $ 10.64
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $   432           $   466           $   529           $   296       $   529
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(e),(f)                         .40%(g),(h)       .40%(g),(h)       .40%(i)          1.40%(i)       .99%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                    1.63%             1.48%             1.73%(i)           .11%(i)       .79%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                73%              121%               45%               77%          135%
---------------------------------------------------------------------------------------------------------------------------
Total return(e)                                15.79%(j)          6.57%(j)          6.95%(j),(k)     (1.38%)(k)     5.42%
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
14p  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS

Fiscal period ended Dec. 31,                                2003       2002
Net asset value, beginning of period                      $  7.96    $ 10.53
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .01       (.01)
Net gains (losses) (both realized
 and unrealized)                                             2.17      (2.56)
------------------------------------------------------------------------------
Total from investment operations                             2.18      (2.57)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           --         --
Distributions from realized gains                              --         --
------------------------------------------------------------------------------
Total distributions                                            --         --
------------------------------------------------------------------------------
Net asset value, end of period                            $ 10.14    $  7.96
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (CONTINUED)

Net assets, end of period (in millions)                   $   337    $   314
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(e),(f)                                     1.40%      1.40%
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                  .08%      (.17%)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                            104%       187%
------------------------------------------------------------------------------
Total return(e)                                             27.45%    (24.47%)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from Jan. 1, 2004 to Sept. 10, 2004.

(d)   For the period from Jan. 1, 2004 to Dec. 31, 2004.

(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.

(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.45% and 0.45% for the years ended Dec. 31, 2006 and 2005, respectively.

(h) Expense ratio is based on total expense of the Fund before reduction of earnings and bank fee credits on cash balances.

(i)   Adjusted to an annual basis.

(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(k)   Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2007 PROSPECTUS  15p

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474


Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report or to request other information about the Fund or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #811-21534



                                                            S-6347-99 E (5/07)

PART B

The combined Statement of Additional Information containing information for RiverSource Variable Portfolio - Investment Series, Inc., RiverSource Variable Portfolio - Income Series, Inc., RiverSource Variable Portfolio - Managed Series, Inc., RiverSource Variable Portfolio - Money Market Series, Inc., RiverSource Variable Portfolio - Managers Series, Inc. and RiverSource Variable Portfolio - Select Series, Inc. filed electronically on or about April 23, 2007 in RiverSource Variable Portfolio - Managers Series, Inc.'s Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

INVESTMENTS IN SECURITIES

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.1%)

ISSUER                                              SHARES          VALUE(a)
AEROSPACE & DEFENSE (3.4%)
Boeing                                                52,524       $ 4,666,231
DRS Technologies                                       3,420           180,166
General Dynamics                                       5,946           442,085
Goodrich                                              22,843         1,040,499
Honeywell Intl                                        83,514         3,778,173
L-3 Communications
 Holdings                                              7,981           652,686
Lockheed Martin                                       15,781         1,452,957
Northrop Grumman                                      14,937         1,011,235
United Technologies                                   21,976         1,373,940
                                                                   -----------
Total                                                               14,597,972
------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                             3,605           270,303
------------------------------------------------------------------------------
AIRLINES (--%)
UAL                                                    3,543(b)        155,892
------------------------------------------------------------------------------
AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                 2,392(b)         50,208
Johnson Controls                                       2,277           195,640
                                                                   -----------
Total                                                                  245,848
------------------------------------------------------------------------------
AUTOMOBILES (0.1%)
Ford Motor                                            21,906           164,514
General Motors                                         6,587           202,353
                                                                   -----------
Total                                                                  366,867
------------------------------------------------------------------------------
BEVERAGES (1.8%)
Anheuser-Busch
Companies                                             19,125           940,950
Brown-Forman Cl B                                        915            60,610
Coca-Cola                                             46,308         2,234,361
Coca-Cola Enterprises                                  3,210            65,548
Constellation Brands Cl A                              2,567(b)         74,494
Molson Coors Brewing Cl B                                532            40,666
Pepsi Bottling Group                                   1,756            54,278
PepsiCo                                               66,322         4,148,441
                                                                   -----------
Total                                                                7,619,348
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                              SHARES          VALUE(a)
BIOTECHNOLOGY (2.2%)
Amgen                                                 57,831(b)    $ 3,950,436
Biogen Idec                                           30,784(b)      1,514,265
Genentech                                             48,496(b)      3,934,480
Gilead Sciences                                        2,165(b)        140,573
MedImmune                                              3,502(b)        113,360
                                                                   -----------
Total                                                                9,653,114
------------------------------------------------------------------------------
BUILDING PRODUCTS (0.1%)
American Standard
 Companies                                             3,699           169,599
Masco                                                 14,235           425,200
                                                                   -----------
Total                                                                  594,799
------------------------------------------------------------------------------
CAPITAL MARKETS (3.1%)
Bank of New York                                      17,061           671,692
Bear Stearns Companies                                 1,402           228,218
Charles Schwab                                         9,300           179,862
Franklin Resources                                    11,131         1,226,302
Goldman Sachs Group                                    4,843           965,452
KKR Private Equity
 Investors LP Unit                                    40,511(f)        925,676
KKR Private Equity
 Investors LP Unit                                    33,040           754,964
Legg Mason                                             1,528           145,236
Lehman Brothers
 Holdings                                             27,423         2,142,285
Merrill Lynch & Co                                    26,670         2,482,977
Morgan Stanley                                        31,748         2,585,239
Nuveen Investments Cl A                                  684            35,486
State Street                                          15,831         1,067,643
                                                                   -----------
Total                                                               13,411,032
------------------------------------------------------------------------------
CHEMICALS (1.0%)
Air Products & Chemicals                               2,566           180,338
Ashland                                                4,183           289,380
Dow Chemical                                          34,216         1,366,588
Eastman Chemical                                       6,665           395,301
Ecolab                                                 2,141            96,773

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

ISSUER                                             SHARES           VALUE(a)
CHEMICALS (CONT.)
EI du Pont de Nemours
 & Co                                                17,449        $   849,941
Hercules                                              1,578(b)          30,471
Intl Flavors & Fragrances                             1,083             53,240
Monsanto                                              6,089            319,855
PPG Inds                                              1,853            118,981
Praxair                                               3,754            222,725
Rohm & Haas                                           1,770             90,482
RPM Intl                                              8,679            181,304
Sigma-Aldrich                                           773             60,078
                                                                   -----------
Total                                                                4,255,457
------------------------------------------------------------------------------
COMMERCIAL BANKS (2.5%)
BB&T                                                  6,025            264,678
Comerica                                              1,956            114,778
Commerce Bancorp                                      6,528            230,243
Compass Bancshares                                    1,561             93,114
Fifth Third Bancorp                                   6,497            265,922
First Horizon Natl                                    1,486             62,085
Huntington Bancshares                                 2,966             70,443
Industrial & Commercial
 Bank of China Series H                             157,000(b,c)        97,497
M&T Bank                                                943            115,197
Natl City                                             7,044            257,529
PNC Financial Services
 Group                                               12,580            931,423
Regions Financial                                     8,163            305,296
SunTrust Banks                                        4,093            345,654
US Bancorp                                           51,790          1,874,280
Wachovia                                             44,590          2,539,400
Wells Fargo & Co                                     92,902          3,303,594
Zions Bancorporation                                  1,279            105,441
                                                                   -----------
Total                                                               10,976,574
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                                     2,759(b)          33,908
Avery Dennison                                        3,931            267,033
Cintas                                                1,693             67,229
Equifax                                                 374             15,184
Robert Half Intl                                      1,999             74,203
Waste Management                                      6,295            231,467
                                                                   -----------
Total                                                                  689,024
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES           VALUE(a)
COMMUNICATIONS EQUIPMENT (3.9%)
ADC Telecommunications                                7,364(b)     $   106,999
ADTRAN                                               12,794            290,424
Alcatel-Lucent                                        2,593(c)          37,308
Alcatel-Lucent ADR                                  121,095(c)       1,721,971
Cisco Systems                                       315,452(b)       8,621,304
Corning                                              13,461(b)         251,855
JDS Uniphase                                         11,205(b)         186,675
Juniper Networks                                      5,676(b)         107,503
Motorola                                             71,415          1,468,292
QUALCOMM                                             64,165          2,424,795
Redback Networks                                     33,175(b)         827,385
Tellabs                                              73,607(b)         755,208
                                                                   -----------
Total                                                               16,799,719
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (2.7%)
Apple Computer                                       28,956(b)       2,456,627
Dell                                                 22,166(b)         556,145
EMC                                                  47,430(b)         626,076
Hewlett-Packard                                     108,692          4,477,023
Intl Business Machines                               36,821          3,577,160
SanDisk                                               1,884(b)          81,069
                                                                   -----------
Total                                                               11,774,100
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      1,124            101,014
------------------------------------------------------------------------------
CONSUMER FINANCE (0.8%)
American Express                                     23,769          1,442,065
Capital One Financial                                22,801          1,751,573
SLM                                                   4,775            232,877
                                                                   -----------
Total                                                                3,426,515
------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.1%)
Ball                                                  1,214             52,930
Bemis                                                 1,388             47,164
Pactiv                                                1,700(b)          60,673
Sealed Air                                              944             61,285
Temple-Inland                                         7,914            364,282
                                                                   -----------
Total                                                                  586,334
------------------------------------------------------------------------------
DISTRIBUTORS (--%)
Genuine Parts                                         2,125            100,789
------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                     1,728(b)          67,340
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  13

ISSUER                                            SHARES            VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America                                    152,602         $ 8,147,421
Chicago Mercantile
 Exchange Holdings                                     399             203,390
CIT Group                                            2,373             132,342
Citigroup                                          153,725           8,562,483
Consumer Discretionary
 Select Sector SPDR Fund                             3,616             138,927
Financial Select Sector
 SPDR Fund                                          11,155             409,835
JPMorgan Chase & Co                                 93,743           4,527,787
Materials Select Sector
 SPDR Trust                                          3,108             108,407
Moody's                                              2,758             190,467
                                                                   -----------
Total                                                               22,421,059
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
AT&T                                                61,892           2,212,639
BellSouth                                          141,990           6,689,148
Chunghwa Telecom ADR                                20,166(c)          397,875
Citizens Communications                             12,275             176,392
Embarq                                              45,187           2,375,029
France Telecom                                      23,128(c)          639,582
Qwest Communications
 Intl                                              152,083(b)        1,272,935
Verizon Communications                              97,479           3,630,118
Windstream                                          85,337           1,213,492
                                                                   -----------
Total                                                               18,607,210
------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.4%)
Allegheny Energy                                     1,962(b)           90,075
American Electric Power                              4,420             188,204
Edison Intl                                          3,655             166,229
Entergy                                             13,526           1,248,720
Exelon                                              28,466           1,761,762
FirstEnergy                                          3,841             231,612
FPL Group                                            8,965             487,875
Pinnacle West Capital                                1,258              63,768
PPL                                                 14,970             536,525
Progress Energy                                      3,003             147,387
Southern                                            35,259           1,299,647
                                                                   -----------
Total                                                                6,221,804
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                                     1,108             100,196
Emerson Electric                                     8,636             380,761
Rockwell Automation                                  2,020             123,382
                                                                   -----------
Total                                                                  604,339
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                            SHARES            VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                                    20,152(b,c)    $   231,345
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.6%)
Baker Hughes                                         7,751             578,690
BJ Services                                         15,278             447,951
Cameron Intl                                         5,797(b)          307,531
Halliburton                                          9,158             284,356
Natl Oilwell Varco                                   4,546(b)          278,124
Pride Intl                                           3,365(b)          100,950
Transocean                                           2,002(b)          161,942
Weatherford Intl                                    14,100(b)          589,238
                                                                   -----------
Total                                                                2,748,782
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING (1.2%)
Costco Wholesale                                     7,215             381,457
CVS                                                 37,109           1,147,039
Rite Aid                                            11,243(b)           61,162
Safeway                                             49,372           1,706,296
SYSCO                                                7,203             264,782
Wal-Mart Stores                                     37,954           1,752,716
Whole Foods Market                                   1,644              77,153
                                                                   -----------
Total                                                                5,390,605
------------------------------------------------------------------------------
FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                               7,636             244,047
Cadbury Schweppes                                   15,425(c)          165,063
Campbell Soup                                       10,151             394,772
ConAgra Foods                                        5,731             154,737
Dean Foods                                           1,555(b)           65,745
General Mills                                       14,817             853,459
Hershey                                              4,952             246,610
HJ Heinz                                             3,860             173,739
Kellogg                                             31,720           1,587,903
Kraft Foods Cl A                                     4,806             171,574
McCormick & Co                                       1,718              66,246
Sara Lee                                             8,852             150,750
Tyson Foods Cl A                                     3,244              53,364
WM Wrigley Jr                                        2,460             127,231
                                                                   -----------
Total                                                                4,455,240
------------------------------------------------------------------------------
GAS UTILITIES (0.1%)
Nicor                                                  607              28,408
ONEOK                                               10,130             436,805
Peoples Energy                                         566              25,227
Questar                                                961              79,811
                                                                   -----------
Total                                                                  570,251
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

ISSUER                                               SHARES         VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Bausch & Lomb                                          3,077       $   160,189
Baxter Intl                                            4,758           220,724
Biomet                                                 3,493           144,156
Boston Scientific                                    232,325(b)      3,991,343
Medtronic                                             38,252         2,046,864
St. Jude Medical                                      10,004(b)        365,746
Stryker                                                8,915           491,306
Zimmer Holdings                                        9,299(b)        728,856
                                                                   -----------
Total                                                                8,149,184
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna                                                 20,142           869,732
Cardinal Health                                       45,912         2,958,110
Caremark Rx                                           22,529         1,286,631
CIGNA                                                  3,613           475,362
Coventry Health Care                                   1,861(b)         93,143
Express Scripts                                        1,613(b)        115,491
Health Management
 Associates Cl A                                       2,814            59,404
HealthSouth                                           12,112(b)        274,337
Humana                                                 8,459(b)        467,867
Laboratory Corp of
 America Holdings                                      1,466(b)        107,707
Manor Care                                               863            40,492
McKesson                                              16,775           850,493
Patterson Companies                                    1,627(b)         57,775
Quest Diagnostics                                      1,893           100,329
Tenet Healthcare                                       5,519(b)         38,467
UnitedHealth Group                                    53,669         2,883,635
                                                                   -----------
Total                                                               10,678,975
------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             2,360            64,853
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
Applebee's Intl                                       19,823           489,033
Carnival Unit                                          6,437           315,735
Chipotle Mexican Grill Cl A                              288(b)         16,416
Chipotle Mexican Grill Cl B                            1,160(b)         60,320
Harrah's Entertainment                                11,741           971,216
Intl Game Technology                                   1,840            85,008
Marriott Intl Cl A                                    22,040         1,051,749
McDonald's                                            16,353           724,928
Orient-Express Hotels
 Series A                                              2,188(c)        103,536
Pinnacle Entertainment                                 3,211(b)        106,413

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES         VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Starbucks                                              3,896(b)    $   137,996
Yum! Brands                                            1,035            60,858
                                                                   -----------
Total                                                                4,123,208
------------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.4%)
Centex                                                 1,330            74,839
DR Horton                                             16,907           447,865
Fortune Brands                                         1,799           153,617
Harman Intl Inds                                         813            81,227
Hovnanian Enterprises Cl A                             7,152(b)        242,453
KB HOME                                                  945            48,460
Leggett & Platt                                        2,104            50,286
Lennar Cl A                                            1,685            88,395
Newell Rubbermaid                                      3,230            93,509
Pulte Homes                                            2,630            87,106
Snap-On                                                  757            36,063
Standard-Pacific                                       2,842            76,137
Stanley Works                                            970            48,781
Whirlpool                                                911            75,631
                                                                   -----------
Total                                                                1,604,369
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                 1,822           116,881
Colgate-Palmolive                                     44,092         2,876,562
Kimberly-Clark                                         5,140           349,263
Procter & Gamble                                      94,236         6,056,548
Spectrum Brands                                      147,719(b)      1,610,137
                                                                   -----------
Total                                                               11,009,391
------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                    7,703(b)        169,774
Constellation Energy Group                             2,015           138,773
Dynegy Cl A                                            4,423(b)         32,023
TXU                                                    5,176           280,591
                                                                   -----------
Total                                                                  621,161
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (2.9%)
3M                                                    13,040         1,016,207
General Electric                                     288,343        10,729,244
Tyco Intl                                             26,196(c)        796,358
                                                                   -----------
Total                                                               12,541,809
------------------------------------------------------------------------------
INSURANCE (5.0%)
ACE                                                   48,356(c)      2,928,923
AFLAC                                                 29,220         1,344,120
Allied World Assurance
 Holdings                                              5,895(c)        257,199

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  15

ISSUER                                            SHARES            VALUE(a)
INSURANCE (CONT.)
American Intl Group                                129,785         $ 9,300,394
Aon                                                 18,918             668,562
Arch Capital Group                                   5,778(b,c)        390,651
Aspen Insurance Holdings                            17,847(c)          470,447
Chubb                                                8,119             429,576
Endurance Specialty
 Holdings                                            7,050(c)          257,889
Hartford Financial
 Services Group                                     24,091           2,247,931
Max Re Capital                                      25,293(c)          627,772
Prudential Financial                                28,314           2,431,040
XL Capital Cl A                                      4,572(c)          329,275
                                                                   -----------
Total                                                               21,683,779
------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                           3,792(b)          149,632
IAC/InterActiveCorp                                  2,502(b)           92,974
Liberty Media - Interactive
 Cl A                                               19,149(b,e)        413,045
                                                                   -----------
Total                                                                  655,651
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (1.9%)
Baidu.com ADR                                        1,722(b,c)        194,104
eBay                                                18,578(b)          558,640
Google Cl A                                         14,427(b)        6,643,345
VeriSign                                             9,932(b)          238,865
Yahoo!                                              24,067(b)          614,671
                                                                   -----------
Total                                                                8,249,625
------------------------------------------------------------------------------
IT SERVICES (1.5%)
Accenture Cl A                                         105(c)            3,878
Affiliated Computer
 Services Cl A                                      11,704(b)          571,623
Automatic Data
 Processing                                         20,141             991,944
BearingPoint                                        14,461(b)          113,808
Cognizant Technology
 Solutions Cl A                                      1,581(b)          121,990
Electronic Data Systems                             63,724           1,755,596
Fidelity Natl Information
 Services                                            1,825              73,164
First Data                                          92,475           2,359,963
Fiserv                                                  20(b)            1,048
Ness Technologies                                    6,311(b,c)         89,995
Paychex                                              4,091             161,758
Satyam Computer
 Services ADR                                        3,479(c)           83,531

COMMON STOCKS (CONTINUED)

ISSUER                                            SHARES            VALUE(a)
IT SERVICES (CONT.)
Unisys                                               4,122(b)      $    32,316
Western Union                                        4,385              98,312
                                                                   -----------
Total                                                                6,458,926
------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                        3,222              83,128
Mattel                                               8,090             183,319
                                                                   -----------
Total                                                                  266,447
------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                         14,429             320,757
Thermo Fisher Scientific                             5,628(b)          254,892
                                                                   -----------
Total                                                                  575,649
------------------------------------------------------------------------------
MACHINERY (0.9%)
Caterpillar                                         19,368           1,187,839
Danaher                                              2,779             201,311
Deere & Co                                           9,013             856,866
Dover                                                2,305             112,991
Flowserve                                           10,721(b)          541,089
Illinois Tool Works                                  3,437             158,755
Ingersoll-Rand Cl A                                  3,841(c)          150,298
ITT                                                  4,113             233,701
Navistar Intl                                          933(b)           31,190
Parker Hannifin                                      7,936             610,120
                                                                   -----------
Total                                                                4,084,160
------------------------------------------------------------------------------
MEDIA (8.5%)
Cablevision Systems Cl A                             5,333             151,884
Charter Communications
 Cl A                                              147,964(b)          452,770
Clear Channel
 Communications                                      4,986             177,202
Comcast Cl A                                        57,208(b)        2,421,615
Comcast Special Cl A                                34,598(b)        1,448,964
EchoStar Communications
 Cl A                                                9,376(b)          356,569
Grupo Televisa ADR                                   5,221(c)          141,019
Idearc                                               4,502(b)          128,982
Liberty Global Cl A                                 68,952(b)        2,009,951
Liberty Global Series C                             32,669(b)          914,732
Liberty Media - Capital
 Series A                                            3,793(b,e)        371,638
News Corp Cl A                                     220,501           4,736,361
NTL                                                544,762(d)       13,749,794
Time Warner                                        106,426           2,317,958
Viacom Cl B                                         47,523(b)        1,949,869

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

ISSUER                                              SHARES          VALUE(a)
MEDIA (CONT.)
Vivendi                                               72,931(c)    $ 2,850,522
Walt Disney                                           28,515           977,209
WorldSpace Cl A                                       17,720(b)         62,020
XM Satellite Radio
 Holdings Cl A                                        73,284(b)      1,058,954
                                                                   -----------
Total                                                               36,278,013
------------------------------------------------------------------------------
METALS & MINING (0.7%)
Alcan                                                  2,397(c)        116,830
Alcoa                                                 22,396           672,104
Allegheny Technologies                                 1,162           105,370
Coeur d'Alene Mines                                  172,503(b)        853,890
Freeport-McMoRan
 Copper & Gold Cl B                                    2,264           126,173
Newmont Mining                                        18,020           813,603
Nucor                                                  3,591           196,284
Phelps Dodge                                           2,288           273,919
                                                                   -----------
Total                                                                3,158,173
------------------------------------------------------------------------------
MULTILINE RETAIL (0.9%)
Dollar General                                         3,631            58,314
Family Dollar Stores                                   8,571           251,387
Federated Department
 Stores                                               11,431           435,864
JC Penney                                             12,781           988,738
Target                                                40,699         2,321,878
                                                                   -----------
Total                                                                4,056,181
------------------------------------------------------------------------------
MULTI-UTILITIES (0.8%)
Ameren                                                 2,398           128,845
CenterPoint Energy                                     4,000            66,320
CMS Energy                                             2,995(b)         50,017
Consolidated Edison                                    2,959           142,239
Dominion Resources                                    17,648         1,479,607
DTE Energy                                             2,141           103,646
Duke Energy                                           14,057           466,833
KeySpan                                                2,146            88,372
NiSource                                               3,183            76,710
PG&E                                                   3,905           184,824
Public Service Enterprise
 Group                                                 2,931           194,560
Sempra Energy                                          3,098           173,612
TECO Energy                                            2,437            41,990
Xcel Energy                                           20,449           471,554
                                                                   -----------
Total                                                                3,669,129
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                              SHARES          VALUE(a)
OIL, GAS & CONSUMABLE FUELS (7.7%)
Anadarko Petroleum                                     9,159       $   398,600
BP ADR                                                 6,440(c)        432,124
Chesapeake Energy                                     12,727           369,719
Chevron                                               77,936         5,730,634
ConocoPhillips                                        66,231         4,765,320
CONSOL Energy                                          2,250            72,293
Devon Energy                                           6,554           439,642
El Paso                                                7,338           112,125
Exxon Mobil                                          216,253        16,571,467
Kinder Morgan                                          1,193           126,160
Newfield Exploration                                   2,480(b)        113,956
Occidental Petroleum                                  14,482           707,156
Peabody Energy                                         2,965           119,816
Royal Dutch Shell ADR                                  3,470(c)        245,641
Ship Finance Intl                                      3,104(c)         73,751
Sunoco                                                 2,237           139,499
Total                                                 25,506(c)      1,839,951
Valero Energy                                          9,810           501,880
Williams Companies                                     6,784           177,198
XTO Energy                                             7,130           335,467
                                                                   -----------
Total                                                               33,272,399
------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.5%)
Bowater                                               15,838           356,355
Intl Paper                                            18,992           647,627
MeadWestvaco                                           2,157            64,839
Weyerhaeuser                                          12,445           879,240
                                                                   -----------
Total                                                                1,948,061
------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.1%)
Avon Products                                          5,214           172,270
Estee Lauder
 Companies Cl A                                        1,552            63,353
                                                                   -----------
Total                                                                  235,623
------------------------------------------------------------------------------
PHARMACEUTICALS (6.5%)
AstraZeneca                                           49,732(c)      2,672,114
Bristol-Myers Squibb                                 118,998         3,132,027
Eli Lilly & Co                                        31,518         1,642,088
GlaxoSmithKline ADR                                    4,921(c)        259,632
Johnson & Johnson                                     43,728         2,886,923
Merck & Co                                           128,082         5,584,375
Novartis ADR                                           8,533(c)        490,136
Pfizer                                               318,803         8,256,998
Roche Holding                                            307(c)         55,051

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  17

ISSUER                                             SHARES           VALUE(a)
PHARMACEUTICALS (CONT.)
Schering-Plough                                     74,812         $ 1,768,556
Teva Pharmaceutical
 Inds ADR                                           18,180(c)          565,034
Watson Pharmaceuticals                              15,236(b)          396,593
Wyeth                                                8,161             415,558
                                                                   -----------
Total                                                               28,125,085
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
 Management Cl A                                     6,296             352,702
Archstone-Smith Trust                                2,403             139,879
Boston Properties                                    1,331             148,912
Equity Office
 Properties Trust                                   13,977             673,272
Equity Residential                                   3,264             165,648
HomeBanc                                            42,553             179,999
Kimco Realty                                         2,612             117,409
Plum Creek Timber                                    2,266              90,300
ProLogis                                             2,855             173,498
Public Storage                                       1,412             137,670
Vornado Realty Trust                                 1,459             177,269
                                                                   -----------
Total                                                                2,356,558
------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                          2,057(b)           68,292
------------------------------------------------------------------------------
ROAD & RAIL (0.1%)
Avis Budget Group                                      354               7,678
CSX                                                  5,975             205,719
Norfolk Southern                                     4,583             230,480
                                                                   -----------
Total                                                                  443,877
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
Advanced Micro Devices                              51,079(b)        1,039,457
Agere Systems                                        9,180(b)          175,981
ASML Holding                                         3,189(b,c)         78,545
Atmel                                               63,591(b)          384,726
Broadcom Cl A                                        6,218(b)          200,904
Credence Systems                                    10,249(b)           53,295
Cypress Semiconductor                               24,180(b)          407,917
Infineon Technologies                               29,609(b,c)        417,416
Infineon Technologies
 ADR                                                22,534(b,c)        316,152
Intel                                               90,092           1,824,362
LSI Logic                                           16,609(b)          149,481
Maxim Integrated
 Products                                            5,930             181,577

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES           VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
NVIDIA                                               3,578(b)      $   132,422
Spansion Cl A                                       39,294(b)          583,908
Texas Instruments                                   12,798             368,582
Verigy                                                 528(b,c)          9,372
                                                                   -----------
Total                                                                6,324,097
------------------------------------------------------------------------------
SOFTWARE (3.2%)
Adobe Systems                                       12,266(b)          504,378
Business Objects ADR                                 4,322(b,c)        170,503
Cadence Design Systems                              37,238(b)          666,933
Citrix Systems                                       6,546(b)          177,069
Compuware                                           37,902(b)          315,724
Electronic Arts                                      5,827(b)          293,448
McAfee                                              12,893(b)          365,903
Microsoft                                          282,599           8,438,405
Oracle                                              33,756(b)          578,578
Symantec                                            85,762(b)        1,788,138
TIBCO Software                                      64,819(b)          611,891
                                                                   -----------
Total                                                               13,910,970
------------------------------------------------------------------------------
SPECIALTY RETAIL (1.0%)
AutoNation                                           1,802(b)           38,419
AutoZone                                               614(b)           70,954
Bed Bath & Beyond                                    6,072(b)          231,343
Best Buy                                             2,553             125,582
Circuit City Stores                                 11,097             210,621
Home Depot                                          31,578           1,268,172
Limited Brands                                      10,138             293,394
Lowe's Companies                                    22,052             686,920
Office Depot                                         3,299(b)          125,923
OfficeMax                                              853              42,351
RadioShack                                           1,870              31,379
Sally Beauty Holdings                                  981(b)            7,652
Sherwin-Williams                                     1,342              85,324
Staples                                              8,461             225,909
Tiffany & Co                                         3,952             155,076
TJX Companies                                       18,437             525,823
                                                                   -----------
Total                                                                4,124,842
------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                  1,523              50,914
Liz Claiborne                                        1,258              54,673
Nike Cl B                                            2,231             220,935
VF                                                     995              81,670
                                                                   -----------
Total                                                                  408,192
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

ISSUER                                             SHARES           VALUE(a)
THRIFTS & MORTGAGE FINANCE (1.9%)
Countrywide Financial                               101,495       $  4,308,462
Fannie Mae                                           30,150          1,790,609
Freddie Mac                                          25,347          1,721,061
Washington Mutual                                     5,642            256,655
                                                                   -----------
Total                                                                8,076,787
------------------------------------------------------------------------------
TOBACCO (2.1%)
Altria Group                                         94,141          8,079,180
Imperial Tobacco
 Group ADR                                            7,451(c)         588,853
Reynolds American                                     2,046            133,952
UST                                                   1,942            113,024
                                                                   -----------
Total                                                                8,915,009
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (4.9%)
ALLTEL                                              122,589          7,414,183
Hutchison
 Telecommunications Intl                            447,376(b,c)     1,127,384
Orascom Telecom
 Holding GDR                                         18,506(c)       1,221,396
Sprint Nextel                                       201,513          3,806,581
Vodafone Group                                    2,304,919(c)       6,386,267
Vodafone Group ADR                                   41,104(c)       1,141,869
                                                                   -----------
Total                                                               21,097,680
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $367,768,847)                                              $424,178,831
------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)

ISSUER                  CONTRACTS     EXERCISE       EXPIRATION      VALUE(a)
                                        PRICE           DATE
CALLS
NTL                         1,365     $   27.50      June 2007       $218,400
NTL                           455         27.50      Jan. 2008        108,063
------------------------------------------------------------------------------
PUTS
S&P 500
 Index                         74         1,350      March 2007        77,330
------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $576,265)                                                  $   403,793
------------------------------------------------------------------------------
MONEY MARKET FUND (1.8%)
                                                    SHARES          VALUE(a)
RiverSource Short-Term
 Cash Fund                                         7,817,394(g)   $  7,817,394
------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,817,394)                                                $  7,817,394
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $376,162,506)(h)                                           $432,400,018
==============================================================================


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  19

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 7.2% of net assets.

(d) At Dec. 31, 2006, securities valued at $4,593,680 were held to cover open call options written as follows (see Note 5 to the financial statements):

                                              EXERCISE   EXPIRATION
      ISSUER                      CONTRACTS    PRICE        DATE      VALUE(a)
      ------------------------------------------------------------------------
      NTL                             1,365     $ 30     June 2007    $112,613
      NTL                               455       30     Jan. 2008      67,112
      ------------------------------------------------------------------------
      Total value                                                     $179,725
      ------------------------------------------------------------------------

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

                                                           ACQUISITION
      SECURITY                                                DATES               COST
      ------------------------------------------------------------------------------------
      KKR Private Equity Investors LP Unit            05-01-06 thru 10-12-06   $   947,733

(g)   Affiliated Money Market Fund - See Note 7 to the financial statements.

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $383,017,755 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $ 54,328,929
      Unrealized depreciation                                (4,946,666)
      ------------------------------------------------------------------
      Net unrealized appreciation                          $ 49,382,263
      ------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

20  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DEC. 31, 2006

ASSETS
Investments in securities, at value (Note 1)
  Unaffiliated issuers (identified cost $368,345,112)                           $ 424,582,624
  Affiliated money market fund (identified cost $7,817,394) (Note 7)                7,817,394
---------------------------------------------------------------------------------------------
Total investments in securities (identified cost $376,162,506)                    432,400,018
Cash in bank on demand deposit                                                          1,328
Dividends and accrued interest receivable                                             653,875
Receivable for investment securities sold                                           3,160,447
---------------------------------------------------------------------------------------------
Total assets                                                                      436,215,668
---------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                   1,708,243
Payable for investment securities purchased                                         1,727,360
Unrealized depreciation on swap transactions, at value (Note 6)                         1,290
Accrued investment management services fee                                            138,155
Other accrued expenses                                                                 43,500
Options contracts written, at value (premiums received $162,116) (Note 5)             179,725
---------------------------------------------------------------------------------------------
Total liabilities                                                                   3,798,273
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                              $ 432,417,395
=============================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                        $     394,163
Additional paid-in capital                                                        353,245,730
Excess distributions over net investment income                                       (97,919)
Accumulated net realized gain (loss)                                               22,656,291
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies (Note 6)      56,219,130
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock        $ 432,417,395
=============================================================================================
Shares outstanding                                                                 39,416,294
---------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                          $       10.97
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  21

STATEMENT OF OPERATIONS

YEAR ENDED DEC. 31, 2006

INVESTMENT INCOME
Income:
Dividends                                                                       $   8,681,530
Interest                                                                              283,381
Income distributions from affiliated money market fund (Note 7)                       150,507
  Less foreign taxes withheld                                                         (87,256)
----------------------------------------------------------------------------------------------
Total income                                                                        9,028,162
----------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                  1,779,656
Compensation of board members                                                           4,977
Custodian fees                                                                        156,586
Printing and postage                                                                   23,660
Professional fees                                                                      22,145
Other                                                                                  21,764
----------------------------------------------------------------------------------------------
Total expenses                                                                      2,008,788
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)   (223,559)
----------------------------------------------------------------------------------------------
                                                                                    1,785,229
  Earnings and bank fee credits on cash balances (Note 2)                              (1,101)
----------------------------------------------------------------------------------------------
Total net expenses                                                                  1,784,128
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     7,244,034
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                                   27,216,949
  Foreign currency transactions                                                        (2,052)
  Options contracts written (Note 5)                                                  110,203
  Swap transactions                                                                   (58,912)
----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            27,266,188
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies               30,171,064
----------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                              57,437,252
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  64,681,286
==============================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

22  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DEC. 31,                                                          2006             2005
OPERATIONS AND DISTRIBUTIONS

Investment income (loss) -- net                                        $   7,244,034    $   7,280,678
Net realized gain (loss) on investments                                   27,266,188       59,366,414
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     30,171,064      (36,116,809)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           64,681,286       30,530,283
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                   (7,198,729)      (7,265,143)
  Net realized gain                                                      (63,295,532)      (1,409,628)
------------------------------------------------------------------------------------------------------
Total distributions                                                      (70,494,261)      (8,674,771)
------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales of shares                                                680,044          867,944
Reinvestment of distributions at net asset value                          71,075,025        7,103,676
Payments for redemptions                                                 (99,520,908)     (92,341,520)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (27,765,839)     (84,369,900)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (33,578,814)     (62,514,388)
Net assets at beginning of year                                          465,996,209      528,510,597
------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 432,417,395    $ 465,996,209
======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Variable Portfolio - Select Series, Inc. (formerly AXP Variable Portfolio - Select Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Variable Portfolio - Select Series, Inc. has 100 billion authorized shares of capital stock. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) utilizes Fair Value Pricing
(FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than


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24  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Dec. 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2006 was $925,676 representing 0.21% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  25

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).


------------------------------------------------------------------------------

26  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the variable accounts. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  27

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $99,971 and accumulated net realized gain has been increased by $99,971.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                                         2006         2005
--------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income .................................   $37,791,234   $7,265,143
    Long-term capital gain ..........................    32,703,027    1,409,628

At Dec. 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ..................................   $16,562,687
Accumulated long-term gain (loss) ..............................   $14,562,581
Unrealized appreciation (depreciation) .........................   $49,360,477

DIVIDENDS

At Dec. 31, 2006, dividends declared for the Fund payable Jan. 3, 2007 are $0.04 per share.

Distributions to the variable accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.


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28  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

Other expenses in the amount of $20,746 is for, among other things, certain expense of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under the other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  29

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund will vary.

For the year ended Dec. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.40%. The Investment Manager and its affiliates have agreed to waive certain fees and expenses indefinitely, such that net expenses (excluding certain expenses such as indirect operating expenses of acquired funds in which the Fund invests) will not exceed 0.40% of the Fund's average daily net assets.

During the year ended Dec. 31, 2006, the Funds custodian fees were reduced by $1,101 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $321,315,396 and $417,685,598, respectively, for the year ended Dec. 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                             YEAR ENDED DEC. 31, 2006
-------------------------------------------------------------------------------------
Sold                                                                   62,392
Issued for reinvested distributions                                 7,046,264
Redeemed                                                           (9,536,078)
-------------------------------------------------------------------------------------
Net increase (decrease)                                            (2,427,422)
-------------------------------------------------------------------------------------

                                                             YEAR ENDED DEC. 31, 2005
-------------------------------------------------------------------------------------
Sold                                                                   78,976
Issued for reinvested distributions                                   669,191
Redeemed                                                           (8,581,898)
-------------------------------------------------------------------------------------
Net increase (decrease)                                            (7,833,731)
-------------------------------------------------------------------------------------


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30  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

5. OPTIONS CONTRACTS WRITTEN

                                                                CALLS
------------------------------------------------------------------------------
                                                       CONTRACTS     PREMIUMS
------------------------------------------------------------------------------
Balance Dec. 31, 2005                                       --      $      --
Opened                                                   2,031        721,939
Closed                                                    (211)      (559,723)
------------------------------------------------------------------------------
Balance Dec. 31, 2006                                    1,820      $ 162,116
------------------------------------------------------------------------------

See "Summary of significant accounting policies."

6. SWAP CONTRACTS

At Dec. 31, 2006, the Fund had the following open total return equity swap contracts:

                                                                     UNREALIZED
                                        TERMINATION    NOTIONAL    APPRECIATION/
                                           DATE         AMOUNT     (DEPRECIATION)
---------------------------------------------------------------------------------
Receive total return on a basket
of large cap industrial securities
and pay a floating rate based
on 1-month LIBOR plus 0.20%.
Counterparty: Citigroup                 May 7, 2007    $ 730,000     $ (14,699)

Receive total return on a basket
of large cap health care securities
and pay a floating rate based
on 1-month LIBOR plus 0.20%.
Counterparty: Merrill Lynch            Oct. 17, 2007     828,980        13,409
---------------------------------------------------------------------------------
Total                                                                $  (1,290)

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  31

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended Dec. 31, 2006.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of


------------------------------------------------------------------------------

32  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  33

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

34  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The table below shows certain important information for evaluating the Fund's results. On Sept. 10, 2004, the Fund acquired the assets of IDS Life Variable Annuity Fund A (Fund A) and IDS Life Variable Annuity Fund B (Fund B), which were segregated asset accounts. For accounting and financial statement purposes, Fund B is the accounting survivor. Information since Sept. 10, 2004 relates to RiverSource Variable Portfolio - Core Equity Fund. The information prior to Sept. 10, 2004 relates to Fund B and is derived from its financial statements.

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Dec. 31,                  2006              2005              2004(b)           2004(c)         2004(d)
Net asset value, beginning of period      $  11.14          $  10.64          $  10.00          $  10.14        $  10.14
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .17               .16               .05               .01             .06
Net gains (losses) (both realized
 and unrealized)                              1.41               .53               .64              (.15)            .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations              1.58               .69               .69              (.14)            .55
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.17)             (.16)             (.05)               --            (.05)
Distributions from realized gains            (1.58)             (.03)               --                --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                          (1.75)             (.19)             (.05)               --            (.05)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  10.97          $  11.14          $  10.64          $  10.00        $  10.64
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    432          $    466          $    529          $    296        $    529
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(e),(f)                       .40%(g),(h)       .40%(g),(h)       .40%(i)          1.40%(i)         .99%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  1.63%             1.48%             1.73%(i)           .11%(i)         .79%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)              73%              121%               45%               77%            135%
-------------------------------------------------------------------------------------------------------------------------
Total return(e)                              15.79%(j)          6.57%(j)          6.95%(j),(k)     (1.38%)(k)       5.42%
-------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  35

PER SHARE INCOME AND CAPITAL CHANGES(a) (CONTINUED)

Fiscal period ended Dec. 31,                                2003        2002
Net asset value, beginning of period                    $   7.96    $  10.53
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .01        (.01)
Net gains (losses) (both realized
 and unrealized)                                            2.17       (2.56)
------------------------------------------------------------------------------
Total from investment operations                            2.18       (2.57)
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          --          --
Distributions from realized gains                             --          --
------------------------------------------------------------------------------
Total distributions                                           --          --
------------------------------------------------------------------------------
Net asset value, end of period                          $  10.14    $   7.96
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (CONTINUED)

Net assets, end of period (in millions)                 $    337    $    314
------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(e),(f)                                    1.40%       1.40%
------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                 .08%       (.17%)
------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                           104%        187%
------------------------------------------------------------------------------
Total return(e)                                            27.45%     (24.47%)
------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from Jan. 1, 2004 to Sept. 10, 2004.

(d)   For the period from Jan. 1, 2004 to Dec. 31, 2004.

(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.

(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.45% and 0.45% for the years ended Dec. 31, 2006 and 2005, respectively.

(h) Expense ratio is based on total expense of the Fund before reduction of earnings and bank fee credits on cash balances.

(i)   Adjusted to an annual basis.

(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(k)   Not annualized.


------------------------------------------------------------------------------

36  RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Variable Portfolio - Core Equity Fund (a series of RiverSource Variable Portfolio - Select Series, Inc.) as of December 31, 2006, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 2006, and the financial highlights for each of the years in the two-year period ended December 31, 2006, and for the periods from January 1, 2004 to September 10, 2004 and from September 10, 2004 (date the Fund became available) to December 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 2003 were audited by other auditors whose reports dated January 20, 2004, expressed unqualified opinions on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Variable Portfolio - Core Equity Fund as of December 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota

February 20, 2007


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 ANNUAL REPORT  37

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation dated March 17, 2004, filed electronically as Exhibit A to Registration Statement No. 333-113780, filed on or about March 19, 2004 are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated April 21, 2006, are filed electronically herewith as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-113780.

(b) By-laws, dated March 18, 2004, filed electronically as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780, filed on or about June 28, 2004, are incorporated by reference.

(c)      Stock Certificate: Not Applicable.

(d) Investment Management Services Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-113780.

(e)      Underwriting Contract: Not Applicable.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, as amended Sept. 14, 2006, between Registrant and Ameriprise Trust Company filed electronically on or about Oct. 26, 2006 as Exhibit (g)(1) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(g)(2) Amendment, dated Dec. 1, 2006, to the Custodian Agreement between Registrant and Ameriprise Trust Company, dated Oct. 1, 2005, amended as of Sept. 14, 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (g)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(g)(3) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Agreement and Plan of Reorganization, dated April 8, 2004, between IDS Life Insurance Company, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, AXP Variable Portfolio - Select Series, Inc., on behalf of AXP Variable Portfolio - Core Equity Fund, and American Express Financial Corporation, filed electronically on or about Feb. 22, 2005 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-113780, is incorporated by reference.

(h)(2) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, as amended Jan. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about March 28, 2007 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(3) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreement: Not Applicable.

(m)      Rule 12b-1 Plan: Not applicable.

(n)      Rule 18f - 3 Plan: Not applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Dec. 22, 2006 as Exhibit (p)(1) to RiverSource International Series, Inc. Post-Effective Amendment No. 46 to Registration Statement No. 2-92309, is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Dec. 5, 2006, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-113780.

Item 24.  Persons Controlled by or under Common Control with Registrant

          RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaims beneficial ownership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               RiverSource Life Insurance Company                              Vice President and Treasurer

                               RiverSource Life Insurance Co.                                  Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Company                              Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Co. of                               Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 Ameriprise Financial Inc.                                       Assistant Treasurer
Vice President - Asset
Liability Management           RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co. of New York                      Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Express                                                Director
Director and Executive Vice    Asset Management
President - Equity and         International Inc.
Fixed Income
                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               RiverSource Life Insurance Company                              Vice President-Investments

                               Ameriprise Property Casualty Insurance                          Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               RiverSource Life Insurance Company                              Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Enterprise Investment                                  Secretary
Secretary                      Services Inc.

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               RiverSource Life Insurance Company                              Secretary

                               RiverSource Life Insurance Co.                                  Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               Ameriprise Certificate Company                                  Vice President - Investments
Vice President and Senior
Sector Manager                 Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co.                                  Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              Ameriprise Financial, Inc.
              70100 Ameriprise Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

              CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 4 TO
                          REGISTRATION STATEMENT NO.
                                  333-113780

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

The prospectus for RiverSource Variable Portfolio - Core Equity Fund.

Part B.

The Statement of Additional Information filed electronically on or about April 23, 2007 in RiverSource Variable Portfolio - Managers Series, Inc.'s Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

Financial Statements.

Part C.

Other Information.

The signatures.

                                  SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 23rd day of April, 2007.

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.

By   /s/ Patrick T. Bannigan
     -----------------------------
         Patrick T. Bannigan
         President

By   /s/ Jeffrey P. Fox
     ------------------
         Jeffrey P. Fox
         Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of April, 2007.

Signature                           Capacity

/s/      Stephen R. Lewis, Jr.*     Chair of the Board
----------------------------------
         Stephen R. Lewis, Jr.

/s/      Kathleen A. Blatz*         Director
----------------------------------
         Kathleen A. Blatz

/s/      Arne H. Carlson*           Director
----------------------------------
         Arne H. Carlson

/s/      Patricia M. Flynn*         Director
----------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*             Director
----------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*           Director
----------------------------------
         Jeffrey Laikind

/s/      Catherine James Paglia*    Director
----------------------------------
         Catherine James Paglia

/s/      Alison Taunton-Rigby*      Director
----------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*       Director
----------------------------------
         William F. Truscott

*        Signed pursuant to Directors/Trustees Power of Attorney, dated Dec.
         5, 2006, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-113780, by:


/s/      Scott R. Plummer
         -------------------------
         Scott R. Plummer